Major Customers and Accounts Receivable (Details Narrative) - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue Benchmark [Member] | Certain Customer [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	10.00%		10.00%
Revenue Benchmark [Member] | One Customer [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	99.00%
Revenue Benchmark [Member] | Four Customers [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage		91.00%
Revenue Benchmark [Member] | Two Customers [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage			90.00%	70.00%
Revenue Benchmark [Member] | Wal-Mart Stores [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage			77.00%
Revenue Benchmark [Member] | Costco [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage			13.00%	59.00%
Revenue Benchmark [Member] | KEHE Distributors [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage				11.00%
Accounts Receivable [Member] | Certain Customer [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	10.00%		10.00%
Accounts Receivable [Member] | One Customer [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	93.00%
Accounts Receivable [Member] | Four Customers [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage		97.00%
Accounts Receivable [Member] | Wal-Mart Stores [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage			57.00%	18.00%
Accounts Receivable [Member] | Costco [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage			28.00%
Accounts Receivable [Member] | KEHE Distributors [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage				58.00%
Accounts Receivable [Member] | United Natural Foods [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage				16.00%